ACQUISITION OF GOLD STANDARD VENTURES CORP. (Details) - Contact Gold Corp	Apr. 29, 2024 shares
ACQUISITION OF CONTACT GOLD CORP.
Exchange Ratio	0.0063
Number of shares issued as consideration	2,220,901
Number of shares issuable on exercise	315,000